Income Taxes (Tables)	12 Months Ended
May 31, 2013
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

Significant components of provision for income taxes for the years ended May 31,2011, 2012 and 2013 were as follows:

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Current:
PRC	9,390	14,027	18,985

Deferred:
PRC	(1,154)	(3,255)	(3,630)

Total provision for income taxes	8,236	10,772	15,355

Components of Group's Deferred Tax Assets and Liabilities

Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2012	2013
	US$	US$

Current deferred tax assets
Allowance doubtful accounts	49	73
Accrued expenses	7,847	9,249

Total current deferred tax assets	7,896	9,322
Less: valuation allowance	(580)	(297)

Current deferred tax assets, net	7,316	9,025

Non-current deferred tax assets
Net operating loss carry-forwards	6,581	7,358
Pre-operating expenses	1	—

Total non-current deferred tax assets	6,582	7,358
Less: valuation allowance	(5,344)	(4,205)

Non-current deferred tax assets, net	1,238	3,153

Non-current deferred tax liabilities
Acquired of non current assets	(112)	(1,836)

Total non-current deferred tax liabilities	(112)	(1,836)

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates

A reconciliation of the effective tax rates from the 25% statutory tax rates was as follows for the years ended May 31,2011, 2012 and 2013:

	Years ended May 31,
	2011	2012	2013
	%	%	%

Statutory tax rate	25.00	25.00	25.00
Effect of expenses not deductible for tax purposes	5.99	3.58	8.70
Effect of differential tax rate other than tax holiday	(0.83)	0.11	(1.58)
Effect of tax holiday	(22.63)	(23.99)	(21.18)
Changes in valuation allowance	(0.03)	2.81	(0.93)

Total provision for income taxes	7.50	7.51	10.01